SCHEDULE OF FAIR MARKET VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - Subsequent Event [Member]	Oct. 25, 2024 USD ($)
Subsequent Event [Line Items]
Total consideration	$ 11,842,428
Cash	396
Assumed Expenses	1,828
Intangible assets – amortized over 17 years	8,190,000
Goodwill	5,382,610
Deferred taxes (21%)	(1,719,900)
Loan from affiliate	(12,506)
Assumed value	11,842,428
Assumed value	11,842,428
Common Stock [Member]
Subsequent Event [Line Items]
Total consideration	368,623
Preferred Stock [Member]
Subsequent Event [Line Items]
Total consideration	15,481,377
Treasury Stock, Preferred [Member]
Subsequent Event [Line Items]
Total consideration	$ (4,007,572)